GOLDMAN SACHS INTERNATIONAL TAX-MANAGED EQUITY FUND

Schedule of Investments

September 30, 2022 (Unaudited)

Shares	Description	Value

Common Stocks – 96.0%
Australia – 9.3%
83,001	ASX Ltd. (Diversified Financials)	$ 3,819,979
1,817,874	Aurizon Holdings Ltd. (Transportation)	4,020,506
395,070	Australia & New Zealand Banking Group Ltd. (Banks)	5,783,354
365,517	BHP Group Ltd. (Materials)	9,086,073
160,170	Commonwealth Bank of Australia (Banks)	9,317,888
86,899	Glencore PLC (Materials)	456,656
59,998	Goodman Group REIT (Real Estate)	606,389
92,739	GPT Group (The) REIT (Real Estate)	228,247
1,514,859	Incitec Pivot Ltd. (Materials)	3,444,598
37,973	Macquarie Group Ltd. (Diversified Financials)	3,704,655
267,126	National Australia Bank Ltd. (Banks)	4,946,022
883,089	Santos Ltd. (Energy)	4,079,471
192,497	Scentre Group REIT (Real Estate)	314,517
854,476	Telstra Corp. Ltd. (Telecommunication Services)	2,109,898
61,605	Treasury Wine Estates Ltd. (Food, Beverage & Tobacco)	495,696
1,286,886	Vicinity Centres REIT (Real Estate)	1,434,855
6,045	WiseTech Global Ltd. (Software & Services)	197,505

		54,046,309

Austria – 0.5%
32,267	BAWAG Group AG (Banks)*(a)	1,387,104
108,809	Raiffeisen Bank International AG (Banks)	1,287,291

		2,674,395

Belgium – 0.5%
19,524	D’ieteren Group (Retailing)	2,750,941
4,280	KBC Group NV (Banks)	203,103
3,235	UCB SA (Pharmaceuticals, Biotechnology & Life Sciences)	224,502

		3,178,546

Brazil – 0.1%
13,868	Yara International ASA (Materials)(b)	486,700

Canada – 0.3%
252,331	International Petroleum Corp. (Energy)*	2,021,198

Shares	Description	Value

Common Stocks – (continued)
China – 0.1%
337,000	Kerry Logistics Network Ltd. (Transportation)	$ 540,074

Denmark – 3.9%
1,025	AP Moller – Maersk A/S, Class A (Transportation)	1,810,932
1,377	AP Moller – Maersk A/S, Class B (Transportation)	2,502,324
35,616	Carlsberg AS, Class B (Food, Beverage & Tobacco)	4,164,811
16,910	D/S Norden A/S (Transportation)	713,369
14,105	Genmab A/S (Pharmaceuticals, Biotechnology & Life Sciences)*	4,537,631
27,033	Jyske Bank A/S (Banks)*	1,406,864
77,540	Novo Nordisk A/S, Class B (Pharmaceuticals, Biotechnology & Life Sciences)	7,724,365

		22,860,296

Finland – 2.3%
117,009	Kesko OYJ, Class B (Food & Staples Retailing)	2,183,035
75,372	Metsa Board OYJ, Class B (Materials)	547,861
324,849	Nokia OYJ (Technology Hardware & Equipment)	1,394,597
609,651	Nordea Bank Abp (Banks)	5,217,533
98,265	Sampo OYJ, Class A (Insurance)	4,195,095

		13,538,121

France – 10.1%
67,833	Airbus SE (Capital Goods)	5,847,234
6,937	Alten SA (Software & Services)	762,306
9,644	Beneteau SA (Consumer Durables & Apparel)	99,003
13,409	Capgemini SE (Software & Services)	2,146,790
176,857	Carrefour SA (Food & Staples Retailing)	2,452,847
3,596	Christian Dior SE (Consumer Durables & Apparel)	2,072,536
3,539	Cie de Saint-Gobain (Capital Goods)	126,539
11,010	Covivio REIT (Real Estate)	530,392
27,437	Dassault Aviation SA (Capital Goods)	3,121,534
49,953	Dassault Systemes (Software & Services)	1,724,632

GOLDMAN SACHS INTERNATIONAL TAX-MANAGED EQUITY FUND

Schedule of Investments (continued)

September 30, 2022 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
France – (continued)
74,851	Edenred (Software & Services)	$ 3,448,444
93,348	Engie SA (Utilities)	1,074,426
9,261	Gecina SA REIT (Real Estate)	725,319
99,947	Genfit (Pharmaceuticals, Biotechnology & Life Sciences)*	372,222
3,580	Hermes International (Consumer Durables & Apparel)	4,210,514
7,456	Ipsen SA (Pharmaceuticals, Biotechnology & Life Sciences)	690,054
8,321	Kering (Consumer Durables & Apparel)	3,690,771
8,114	LVMH Moet Hennessy Louis Vuitton SE (Consumer Durables & Apparel)	4,783,813
34,064	Pernod Ricard SA (Food, Beverage & Tobacco)	6,249,185
82,393	Publicis Groupe SA (Media & Entertainment)	3,904,005
16,706	Rubis SCA (Utilities)	347,655
101,191	Sanofi (Pharmaceuticals, Biotechnology & Life Sciences)	7,705,347
50,034	SCOR SE (Insurance)	723,361
101,341	Societe Generale SA (Banks)	2,004,131

		58,813,060

Germany – 5.1%
120,497	Bayer AG (Pharmaceuticals, Biotechnology & Life Sciences)	5,551,848
22,529	Brenntag SE (Capital Goods)	1,361,924
19,863	Deutsche Pfandbriefbank AG (Banks)(a)	136,695
278,398	E.ON SE (Utilities)	2,138,870
5,879	Hapag-Lloyd AG (Transportation)(a)(c)	990,824
31,435	Hugo Boss AG (Consumer Durables & Apparel)	1,463,641
209,578	Infineon Technologies AG (Semiconductors & Semiconductor Equipment)	4,586,415
189,186	K+S AG (Materials)	3,582,616
98,181	Mercedes-Benz Group AG (Automobiles & Components)	4,964,724
31,961	Merck KGaA (Pharmaceuticals, Biotechnology & Life Sciences)	5,173,874
1,123	MTU Aero Engines AG (Capital Goods)	167,838

		30,119,269

Shares	Description	Value

Common Stocks – (continued)
Hong Kong – 0.8%
331,000	AIA Group Ltd. (Insurance)	$ 2,755,875
31,600	Jardine Matheson Holdings Ltd. (Capital Goods)	1,598,960
72,500	Kerry Properties Ltd. (Real Estate)	137,429
92,000	NWS Holdings Ltd. (Capital Goods)	83,000

		4,575,264

Israel – 0.1%
7,110	Bank Leumi Le-Israel BM (Banks)	60,725
48,053	ICL Group Ltd. (Materials)	385,118

		445,843

Italy – 1.3%
283,744	Davide Campari-Milano NV (Food, Beverage & Tobacco)	2,510,443
134,271	Leonardo SpA (Capital Goods)	950,693
50,317	Moncler SpA (Consumer Durables & Apparel)	2,054,169
76,418	Prysmian SpA (Capital Goods)	2,188,910

		7,704,215

Japan – 23.1%
99,400	AGC, Inc. (Capital Goods)	3,094,507
115,900	Air Water, Inc. (Materials)	1,368,965
329,400	Astellas Pharma, Inc. (Pharmaceuticals, Biotechnology & Life Sciences)	4,363,660
7,400	Canon Marketing Japan, Inc. (Technology Hardware & Equipment)	163,821
40,800	Central Japan Railway Co. (Transportation)	4,789,554
179,800	Chugai Pharmaceutical Co. Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)	4,491,958
72,100	Coca-Cola Bottlers Japan Holdings, Inc. (Food, Beverage & Tobacco)	699,124
90,800	Daiwa Securities Group, Inc. (Diversified Financials)	356,381
6,200	Ebara Corp. (Capital Goods)	202,028
276,200	Fujikura Ltd. (Capital Goods)	1,647,369
10,800	Fukuyama Transporting Co. Ltd. (Transportation)	244,204
32,800	Fuyo General Lease Co. Ltd. (Diversified Financials)	1,790,577

GOLDMAN SACHS INTERNATIONAL TAX-MANAGED EQUITY FUND

Schedule of Investments (continued)

September 30, 2022 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Japan – (continued)
101,700	H2O Retailing Corp. (Retailing)	$ 776,099
8,500	Hanwa Co. Ltd. (Capital Goods)	201,315
21,000	Happinet Corp. (Retailing)	267,756
14,400	Hisamitsu Pharmaceutical Co., Inc. (Pharmaceuticals, Biotechnology & Life Sciences)	338,035
231,800	Honda Motor Co. Ltd. (Automobiles & Components)	5,031,402
38,100	Inpex Corp. (Energy)	355,362
276,600	Inui Global Logistics Co. Ltd. (Commercial & Professional Services)	3,123,719
136,400	ITOCHU Corp. (Capital Goods)	3,292,413
137,000	JGC Holdings Corp. (Capital Goods)	1,699,744
20,900	Kamigumi Co. Ltd. (Transportation)	385,874
57,800	Kansai Electric Power Co., Inc. (The) (Utilities)	483,575
23,700	KDDI Corp. (Telecommunication Services)	692,900
15,700	Kintetsu Group Holdings Co. Ltd. (Transportation)	522,712
39,000	Konami Group Corp. (Media & Entertainment)	1,805,782
140,100	Kyowa Kirin Co. Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)	3,221,208
52,500	Mandom Corp. (Household & Personal Products)	552,741
459,400	Marubeni Corp. (Capital Goods)	4,008,491
84,700	Mazda Motor Corp. (Automobiles & Components)	562,421
188,200	Mitsubishi Corp. (Capital Goods)	5,147,312
340,100	Mitsubishi Estate Co. Ltd. (Real Estate)	4,481,218
93,600	Mitsubishi Gas Chemical Co., Inc. (Materials)	1,230,730
1,062,400	Mitsubishi HC Capital, Inc. (Diversified Financials)	4,566,432
2,800	Mitsubishi Research Institute, Inc. (Software & Services)	86,267
55,600	Mitsubishi Shokuhin Co. Ltd. (Food & Staples Retailing)	1,252,304
257,500	Mitsui & Co. Ltd. (Capital Goods)	5,479,542
271,900	Mitsui Fudosan Co. Ltd. (Real Estate)	5,179,691
7,800	Nanto Bank Ltd. (The) (Banks)	113,398

Shares	Description	Value

Common Stocks – (continued)
Japan – (continued)
127,600	NGK Spark Plug Co. Ltd. (Automobiles & Components)	$ 2,263,057
21,300	Nippon Express Holdings, Inc. (Transportation)	1,082,657
23,500	Nippon Kayaku Co. Ltd. (Materials)	188,156
3,500	Nippon Soda Co. Ltd. (Materials)	106,505
98,800	Nissan Motor Co. Ltd. (Automobiles & Components)	318,396
3,400	Nisshin Oillio Group Ltd. (The) (Food, Beverage & Tobacco)	75,060
302,900	Nisshin Seifun Group, Inc. (Food, Beverage & Tobacco)	3,059,412
29,800	NS United Kaiun Kaisha Ltd. (Transportation)	774,923
600,200	Obayashi Corp. (Capital Goods)	3,852,065
37,900	Oriental Land Co. Ltd. (Consumer Services)	5,140,334
10,400	Relia, Inc. (Software & Services)	69,382
285,700	Ricoh Co. Ltd. (Technology Hardware & Equipment)	2,091,954
74,400	Round One Corp. (Consumer Services)	322,500
472,100	Santen Pharmaceutical Co. Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)	3,173,187
1,900	SCREEN Holdings Co. Ltd. (Semiconductors & Semiconductor Equipment)	103,092
10,400	Seikagaku Corp. (Pharmaceuticals, Biotechnology & Life Sciences)	59,883
50,600	Shin-Etsu Chemical Co. Ltd. (Materials)	5,007,215
99,400	SKY Perfect JSAT Holdings, Inc. (Media & Entertainment)	355,905
14,100	SoftBank Group Corp. (Telecommunication Services)	477,864
103,900	Sumitomo Corp. (Capital Goods)	1,283,620
28,700	Sumitomo Heavy Industries Ltd. (Capital Goods)	531,571
56,100	Sumitomo Metal Mining Co. Ltd. (Materials)	1,607,632
24,800	Sumitomo Mitsui Construction Co. Ltd. (Capital Goods)	76,177
22,100	Sumitomo Pharma Co. Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)	157,189

GOLDMAN SACHS INTERNATIONAL TAX-MANAGED EQUITY FUND

Schedule of Investments (continued)

September 30, 2022 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Japan – (continued)
171,600	Sumitomo Realty & Development Co. Ltd. (Real Estate)	$ 3,902,537
5,200	Suzuki Motor Corp. (Automobiles & Components)	161,877
35,400	Taisho Pharmaceutical Holdings Co. Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)	1,296,380
7,200	Takuma Co. Ltd. (Capital Goods)	61,742
5,100	Toei Co. Ltd. (Media & Entertainment)	610,691
142,600	Tokyo Century Corp. (Diversified Financials)	4,562,477
236,000	Tokyo Gas Co. Ltd. (Utilities)	3,983,932
6,100	Tokyo Kiraboshi Financial Group, Inc. (Banks)	89,676
6,700	Tokyo Tatemono Co. Ltd. (Real Estate)	95,330
709,000	Tokyu Fudosan Holdings Corp. (Real Estate)	3,681,624
54,000	Toyota Motor Corp. (Automobiles & Components)	705,805
53,800	Transcosmos, Inc. (Software & Services)	1,397,066
24,600	Xebio Holdings Co. Ltd. (Retailing)	163,861
196,100	Yamaha Motor Co. Ltd. (Automobiles & Components)	3,674,118

		134,635,443

Netherlands – 4.2%
9,678	Arcadis NV (Capital Goods)	314,983
7,804	ASML Holding NV (Semiconductors & Semiconductor Equipment)	3,233,036
26,979	Heineken Holding NV (Food, Beverage & Tobacco)	1,846,947
56,075	Heineken NV (Food, Beverage & Tobacco)	4,897,093
99,325	Koninklijke Ahold Delhaize NV (Food & Staples Retailing)	2,529,953
47,185	OCI NV (Materials)	1,727,518
401,303	Shell PLC (Energy)	10,009,757

		24,559,287

New Zealand – 0.0%
48,297	Meridian Energy Ltd. (Utilities)	129,595

Norway – 2.8%
249,322	Aker BP ASA (Energy)	7,156,673

Shares	Description	Value

Common Stocks – (continued)
Norway – (continued)
218,475	DNB Bank ASA (Banks)	$ 3,466,776
152,975	Equinor ASA (Energy)	5,044,921
264,601	MPC Container Ships ASA (Transportation)	441,214
146,910	Odfjell Drilling Ltd. (Energy)*	319,747

		16,429,331

Singapore – 2.5%
489,600	Keppel Corp. Ltd. (Capital Goods)	2,355,902
561,100	Oversea-Chinese Banking Corp. Ltd. (Banks)	4,597,590
429,200	Singapore Exchange Ltd. (Diversified Financials)	2,815,715
143,761	STMicroelectronics NV (Semiconductors & Semiconductor Equipment)	4,468,795
16,700	United Overseas Bank Ltd. (Banks)	302,480

		14,540,482

South Africa – 0.8%
153,845	Anglo American PLC (Materials)	4,619,325

Spain – 2.9%
9,754	Amadeus IT Group SA (Software & Services)*	452,221
49,735	Banco Bilbao Vizcaya Argentaria SA (Banks)	223,104
1,959,035	Banco Santander SA (Banks)	4,558,484
15,848	Cia de Distribucion Integral Logista Holdings SA (Transportation)	288,813
550,984	Iberdrola SA (Utilities)	5,137,479
17,093	Merlin Properties Socimi SA REIT (Real Estate)	131,893
238,075	Red Electrica Corp. SA (Utilities)	3,653,405
734,989	Telefonica SA (Telecommunication Services)	2,429,815

		16,875,214

Sweden – 5.1%
427,244	Atlas Copco AB, Class B (Capital Goods)	3,541,431
13,165	BioGaia AB, Class B (Pharmaceuticals, Biotechnology & Life Sciences)	91,254
96,965	Epiroc AB, Class B (Capital Goods)	1,222,696
19,311	Evolution AB (Consumer Services)(a)	1,526,487

GOLDMAN SACHS INTERNATIONAL TAX-MANAGED EQUITY FUND

Schedule of Investments (continued)

September 30, 2022 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Sweden – (continued)
836,824	Orron Energy ab (Utilities)	$ 1,493,162
242,428	Sandvik AB (Capital Goods)	3,304,671
454,759	Skandinaviska Enskilda Banken AB, Class A (Banks)	4,334,197
362,831	Swedbank AB, Class A (Banks)	4,762,432
742,544	Telefonaktiebolaget LM Ericsson, Class B (Technology Hardware & Equipment)	4,340,505
42,526	Trelleborg AB, Class B (Capital Goods)	797,823
323,323	Volvo AB, Class B (Capital Goods)	4,575,334

		29,989,992

Switzerland – 3.7%
10	Chocoladefabriken Lindt & Spruengli AG (Food, Beverage & Tobacco)	995,864
11	Chocoladefabriken Lindt & Spruengli AG (Food, Beverage & Tobacco)	106,307
68,592	Cie Financiere Richemont SA (Consumer Durables & Apparel)	6,474,771
8,236	Kuehne + Nagel International AG (Transportation)	1,677,113
9,081	Lonza Group AG (Pharmaceuticals, Biotechnology & Life Sciences)	4,421,460
30,702	Novartis AG (Pharmaceuticals, Biotechnology & Life Sciences)	2,340,628
5,952	Swatch Group AG (The) – Bearer (Consumer Durables & Apparel)	1,336,810
16,235	Swatch Group AG (The) – Registered (Consumer Durables & Apparel)	680,132
256,178	UBS Group AG (Diversified Financials)	3,716,621
1,509	Valiant Holding AG (Banks)	143,000

		21,892,706

United Kingdom – 9.2%
1,722	AstraZeneca PLC ADR (Pharmaceuticals, Biotechnology & Life Sciences)	94,435
126,813	Auto Trader Group PLC (Media & Entertainment)(a)	719,165
995,524	Aviva PLC (Insurance)	4,269,648
210,715	British American Tobacco PLC (Food, Beverage & Tobacco)	7,555,724
30,914	Britvic PLC (Food, Beverage & Tobacco)	246,226
2,013,930	Centrica PLC (Utilities)*	1,580,339

Shares	Description	Value

Common Stocks – (continued)
United Kingdom – (continued)
348,500	CK Hutchison Holdings Ltd. (Capital Goods)	$ 1,918,928
299,232	Compass Group PLC (Consumer Services)	5,958,437
1,936	DCC PLC (Capital Goods)	100,542
197,248	Diageo PLC (Food, Beverage & Tobacco)	8,302,869
240,202	DS Smith PLC (Materials)	679,303
235,089	Haleon PLC ADR (Household & Personal Products)*	1,431,692
259,475	Imperial Brands PLC (Food, Beverage & Tobacco)	5,335,554
62,145	Informa PLC (Media & Entertainment)	355,215
22,740	National Grid PLC (Utilities)	234,088
28,026	Next PLC (Retailing)	1,487,504
14,430	OSB Group PLC (Banks)	67,145
41,200	Pearson PLC (Media & Entertainment)	393,444
32,545	Reckitt Benckiser Group PLC (Household & Personal Products)	2,157,133
42,054	Segro PLC REIT (Real Estate)	350,893
51,902	Smiths Group PLC (Capital Goods)	864,531
263,387	SSE PLC (Utilities)	4,447,555
437,643	Vodafone Group PLC ADR (Telecommunication Services)	4,958,495

		53,508,865

United States – 7.3%
259,736	Computershare Ltd. (Software & Services)	4,142,811
38,595	Ferguson PLC (Capital Goods)	4,003,432
223,254	GSK PLC ADR (Pharmaceuticals, Biotechnology & Life Sciences)	6,570,365
67,780	Nestle SA (Food, Beverage & Tobacco)	7,330,903
45,474	Roche Holding AG (Pharmaceuticals, Biotechnology & Life Sciences)	14,803,277
1,261	Roche Holding AG (Pharmaceuticals, Biotechnology & Life Sciences)	492,586
39,000	Samsonite International SA (Consumer Durables & Apparel)*(a)	93,538
434,880	Stellantis NV (Automobiles & Components)	5,137,000

		42,573,912

TOTAL COMMON STOCKS (Cost $604,472,882)		$560,757,442

GOLDMAN SACHS INTERNATIONAL TAX-MANAGED EQUITY FUND

Schedule of Investments (continued)

September 30, 2022 (Unaudited)

Shares	Description	Rate	Value

Preferred Stocks – 1.5%
Germany – 1.5%
5,934	Bayerische Motoren Werke AG (Automobiles & Components)	8.54%	$ 385,344
67,227	Porsche Automobil Holding SE (Automobiles & Components)	4.20	3,787,780
37,009	Volkswagen AG (Automobiles & Components)	5.70	4,522,206

TOTAL PREFERRED STOCKS (Cost $11,053,653)			$ 8,695,330

TOTAL INVESTMENTS BEFORE SECURITIES LENDING REINVESTMENT VEHICLE (Cost $615,526,535)			$569,452,772

Shares	Dividend Rate		Value

Securities Lending Reinvestment Vehicle – 0.2%(d)
Goldman Sachs Financial Square Government Fund – Institutional Shares
1,275,196	2.911%		$ 1,275,196
(Cost $1,275,196)

TOTAL INVESTMENTS – 97.7% (Cost $616,801,731)			$570,727,968

OTHER ASSETS IN EXCESS OF LIABILITIES – 2.3%			13,322,405

NET ASSETS – 100.0%			$584,050,373

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	Exempt from registration under Rule 144A of the Securities Act of 1933.

(b)	Significant unobservable inputs were used in the valuation of this portfolio security; i.e. Level 3.

(c)	All or a portion of security is on loan.

(d)	Represents an affiliated issuer.

Investment Abbreviations:
ADR	— American Depositary Receipt
PLC	— Public Limited Company
REIT	— Real Estate Investment Trust

GOLDMAN SACHS INTERNATIONAL TAX-MANAGED EQUITY FUND

Schedule of Investments (continued)

September 30, 2022 (Unaudited)

Sector Name	% of Market Value
Industrials	16.3%
Financials	16.1
Health Care	13.6
Consumer Discretionary	13.5
Consumer Staples	11.6
Information Technology	6.1
Materials	6.1
Energy	5.1
Utilities	4.3
Real Estate	3.8
Communication Services	3.3
Securities Lending Reinvestment Vehicle	0.2
TOTAL INVESTMENTS	100.0%

GOLDMAN SACHS INTERNATIONAL TAX-MANAGED EQUITY FUND

Schedule of Investments (continued)

September 30, 2022 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FUTURES CONTRACTS — At September 30, 2022, the Fund had the following futures contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)

Long position contracts:
EURO STOXX 50 Index	110	12/16/22	$4,039,508	$(342,085)
FTSE 100 Index	16	12/16/22	1,396,549	(100,651)
Hang Seng Index	3	10/28/22	342,299	(13,439)
MSCI Singapore Index	6	10/28/22	117,750	(612)
SPI 200 Index	5	12/15/22	598,098	(40,101)
TOPIX Index	14	12/08/22	1,874,669	(74,079)

Total Futures Contracts				$(570,967)

GOLDMAN SACHS U.S. TAX-MANAGED EQUITY FUND

Schedule of Investments

September 30, 2022 (Unaudited)

Shares	Description	Value

Common Stocks – 98.6%
Automobiles & Components – 2.9%
436,408	Ford Motor Co.	$ 4,887,770
334,521	General Motors Co.	10,734,779
21,887	Gentex Corp.	521,786
174,233	Tesla, Inc.*	46,215,303

		62,359,638

Banks – 1.4%
54,293	BOK Financial Corp.	4,824,476
11,523	Cadence Bank	292,799
41,975	East West Bancorp, Inc.	2,818,201
40,192	First BanCorp. (Puerto Rico)	549,827
56,420	First Hawaiian, Inc.	1,389,625
10,368	Hancock Whitney Corp.	474,958
19,845	International Bancshares Corp.	843,412
40,827	JPMorgan Chase & Co.	4,266,422
80,240	MGIC Investment Corp.	1,028,677
106,712	New York Community Bancorp, Inc.	910,253
85,089	PacWest Bancorp	1,923,011
25,875	Pinnacle Financial Partners, Inc.	2,098,463
5,054	PNC Financial Services Group, Inc. (The)	755,169
25,107	Popular, Inc. (Puerto Rico)	1,809,210
17,678	Prosperity Bancshares, Inc.	1,178,769
5,001	SVB Financial Group*	1,679,236
61,227	Webster Financial Corp.	2,767,460
17,489	Western Alliance Bancorp	1,149,727

		30,759,695

Capital Goods – 4.0%
92,889	AECOM	6,350,821
5,761	AGCO Corp.	554,035
62,745	AMETEK, Inc.	7,115,910
32,308	Emerson Electric Co.	2,365,592
12,875	Encore Wire Corp.	1,487,577
79,273	Fastenal Co.	3,649,729
13,565	Fortive Corp.	790,840
10,402	H&E Equipment Services, Inc.	294,793
46,723	Hexcel Corp.	2,416,514
6,443	Honeywell International, Inc.	1,075,788
97,597	Illinois Tool Works, Inc.	17,630,898
96,928	Johnson Controls International PLC	4,770,796
10,621	Lennox International, Inc.	2,364,978
12,408	Lockheed Martin Corp.	4,793,086

Shares	Description	Value

Common Stocks – (continued)
Capital Goods – (continued)
125,663	Mueller Industries, Inc.	$ 7,469,409
24,520	Parker-Hannifin Corp.	5,941,441
149,820	Raytheon Technologies Corp.	12,264,265
30,166	Snap-on, Inc.	6,073,924

		87,410,396

Commercial & Professional Services – 1.7%
34,700	Cintas Corp.	13,470,193
71,280	CoStar Group, Inc.*	4,964,652
127,739	Republic Services, Inc.	17,377,613
1,275	Waste Connections, Inc.	172,291

		35,984,749

Consumer Durables & Apparel – 0.2%
30,962	Whirlpool Corp.	4,173,987

Consumer Services – 2.7%
18,628	Chipotle Mexican Grill, Inc.*	27,993,413
2,086	Graham Holdings Co., Class B	1,122,226
142,560	International Game Technology PLC	2,252,448
121,777	Marriott International, Inc., Class A	17,065,829
25,703	Red Rock Resorts, Inc., Class A	880,585
130,372	Wyndham Hotels & Resorts, Inc.	7,998,322
5,222	Yum! Brands, Inc.	555,308

		57,868,131

Diversified Financials – 7.9%
89,988	Ally Financial, Inc.	2,504,366
497,261	Bank of New York Mellon Corp. (The)	19,154,494
158,358	Berkshire Hathaway, Inc., Class B*	42,284,753
125,405	CME Group, Inc.	22,212,988
96,351	Discover Financial Services	8,760,233
168,082	Equitable Holdings, Inc.	4,428,961
42,808	Evercore, Inc., Class A	3,520,958
19,961	Interactive Brokers Group, Inc., Class A	1,275,708
107,848	Jefferies Financial Group, Inc.	3,181,516
23,105	LPL Financial Holdings, Inc.	5,047,980
12,138	MarketAxess Holdings, Inc.	2,700,584
112,434	Morgan Stanley	8,883,410
4,955	State Street Corp.	301,314
208,173	Stifel Financial Corp.	10,806,260
627,439	Synchrony Financial	17,687,505

GOLDMAN SACHS U.S. TAX-MANAGED EQUITY FUND

Schedule of Investments (continued)

September 30, 2022 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Diversified Financials – (continued)
316,057	Voya Financial, Inc.	$ 19,121,448

		171,872,478

Energy – 4.1%
8,224	Cactus, Inc., Class A	316,048
10,830	Cheniere Energy, Inc.	1,796,805
69,539	Devon Energy Corp.	4,181,380
89,256	EOG Resources, Inc.	9,972,573
11,147	Exxon Mobil Corp.	973,245
100,219	Golar LNG Ltd. (Cameroon)*	2,497,457
12,264	Hess Corp.	1,336,653
66,161	Hess Midstream LP, Class A	1,688,429
1,462,084	Kinder Morgan, Inc.	24,329,078
122,423	Marathon Oil Corp.	2,764,311
42,060	Marathon Petroleum Corp.	4,177,820
8,760	ONEOK, Inc.	448,862
100,472	Ovintiv, Inc.	4,621,712
33,190	Pioneer Natural Resources Co.	7,186,631
94,650	Schlumberger NV	3,397,935
126,528	Scorpio Tankers, Inc. (Monaco)	5,319,237
32,841	SM Energy Co.	1,235,150
103,628	Targa Resources Corp.	6,252,914
21,930	Valero Energy Corp.	2,343,221
156,754	Williams Cos., Inc. (The)	4,487,867

		89,327,328

Food & Staples Retailing – 1.0%
97,546	Casey’s General Stores, Inc.	19,755,016
12,476	Chefs’ Warehouse, Inc. (The)*	361,430
3,528	Costco Wholesale Corp.	1,666,168

		21,782,614

Food, Beverage & Tobacco – 2.2%
195,705	Cal-Maine Foods, Inc.	10,879,241
11,092	Coca-Cola Consolidated, Inc.	4,566,909
135,828	Conagra Brands, Inc.	4,432,068
51,135	Darling Ingredients, Inc.*	3,382,580
335,591	Kraft Heinz Co. (The)	11,191,960
84,233	Lamb Weston Holdings, Inc.	6,517,949
9,833	Lancaster Colony Corp.	1,477,703
61,956	Monster Beverage Corp.*	5,387,694

		47,836,104

Shares	Description	Value

Common Stocks – (continued)
Health Care Equipment & Services – 10.4%
3,020	Abbott Laboratories	$ 292,215
660,937	Boston Scientific Corp.*	25,598,090
84,487	Cano Health, Inc.*	732,502
317,877	Centene Corp.*	24,734,010
72,124	Cigna Corp.	20,012,246
72,981	Edwards Lifesciences Corp.*	6,030,420
71,276	Elevance Health, Inc.	32,376,410
44,953	HCA Healthcare, Inc.	8,261,912
34,579	Humana, Inc.	16,777,385
14,459	IDEXX Laboratories, Inc.*	4,710,742
17,700	Inspire Medical Systems, Inc.*	3,139,449
204,740	Medtronic PLC	16,532,755
80,151	Molina Healthcare, Inc.*	26,437,006
33,319	Shockwave Medical, Inc.*	9,265,015
47,957	UnitedHealth Group, Inc.	24,220,203
92,898	Universal Health Services, Inc., Class B	8,191,746

		227,312,106

Household & Personal Products – 0.1%
17,654	Kimberly-Clark Corp.	1,986,781
8,185	Procter & Gamble Co. (The)	1,033,356

		3,020,137

Insurance – 3.1%
185,081	American Equity Investment Life Holding Co.	6,901,670
64,893	American Financial Group, Inc.	7,977,296
49,985	Arch Capital Group Ltd.*	2,276,317
59,191	Brighthouse Financial, Inc.*	2,570,073
148,178	Chubb Ltd.	26,950,615
138,498	CNO Financial Group, Inc.	2,488,809
27,694	Globe Life, Inc.	2,761,092
238,482	Lincoln National Corp.	10,471,745
15,650	Marsh & McLennan Cos., Inc.	2,336,388
6,559	Reinsurance Group of America, Inc.	825,188
10,980	Ryan Specialty Holdings, Inc.*	446,008
9,858	W R Berkley Corp.	636,630

		66,641,831

Materials – 4.8%
4,937	Air Products and Chemicals, Inc.	1,148,988
5,737	Alpha Metallurgical Resources, Inc.	785,051
54,422	Avient Corp.	1,648,987

GOLDMAN SACHS U.S. TAX-MANAGED EQUITY FUND

Schedule of Investments (continued)

September 30, 2022 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Materials – (continued)
217,800	CF Industries Holdings, Inc.	$ 20,963,250
28,500	Corteva, Inc.	1,628,775
8,601	Dow, Inc.	377,842
8,866	Eagle Materials, Inc.	950,258
71,308	Element Solutions, Inc.	1,160,181
11,401	Freeport-McMoRan, Inc.	311,589
3,772	International Flavors & Fragrances, Inc.	342,611
115,743	Linde PLC (United Kingdom)	31,203,155
14,430	Louisiana-Pacific Corp.	738,672
22,627	Martin Marietta Materials, Inc.	7,287,930
384,685	Mosaic Co. (The)	18,591,826
56,853	Olin Corp.	2,437,857
12,861	Piedmont Lithium, Inc.*	687,935
57,894	Sherwin-Williams Co. (The)	11,853,796
34,799	Summit Materials, Inc., Class A*	833,784
31,786	Warrior Met Coal, Inc.	903,994

		103,856,481

Media & Entertainment – 4.5%
326,600	Alphabet, Inc., Class A*	31,239,290
315,000	Alphabet, Inc., Class C*	30,287,250
94,443	Comcast Corp., Class A	2,770,013
67,224	Endeavor Group Holdings, Inc., Class A*	1,361,958
55,073	Interpublic Group of Cos., Inc. (The)	1,409,869
106,950	Meta Platforms, Inc., Class A*	14,510,976
17,336	Netflix, Inc.*	4,081,588
441,425	News Corp., Class A	6,669,932
20,752	Nexstar Media Group, Inc., Class A	3,462,471
72,234	TripAdvisor, Inc.*	1,594,927

		97,388,274

Pharmaceuticals, Biotechnology & Life Sciences – 7.5%
288,435	AbbVie, Inc.	38,710,861
388,847	Avantor, Inc.*	7,621,401
47,775	Biogen, Inc.*	12,755,925
191,166	Gilead Sciences, Inc.	11,793,031
201,126	Horizon Therapeutics PLC*	12,447,688
52,612	Incyte Corp.*	3,506,064
7,809	IQVIA Holdings, Inc.*	1,414,522
88,523	Johnson & Johnson	14,461,117
64,030	Medpace Holdings, Inc.*	10,063,595
26,154	Merck & Co., Inc.	2,252,383

Shares	Description	Value

Common Stocks – (continued)
Pharmaceuticals, Biotechnology & Life Sciences – (continued)
6,958	Mettler-Toledo International, Inc.*	$ 7,543,307
128,361	Pfizer, Inc.	5,617,077
22,821	Regeneron Pharmaceuticals, Inc.*	15,720,702
66,612	Royalty Pharma PLC, Class A	2,676,470
30,923	Syneos Health, Inc.*	1,458,020
18,030	Thermo Fisher Scientific, Inc.	9,144,636
15,540	Vertex Pharmaceuticals, Inc.*	4,499,452
6,675	West Pharmaceutical Services, Inc.	1,642,584

		163,328,835

Real Estate – 6.2%
1	Apartment Income REIT Corp. REIT	39
1	Apartment Investment and Management Co., Class A REIT	7
21,275	Brixmor Property Group, Inc. REIT	392,949
166,183	Camden Property Trust REIT	19,850,559
152,005	CubeSmart REIT	6,089,320
160,082	Duke Realty Corp. REIT	7,715,952
48,747	EPR Properties REIT	1,748,068
77,330	Equity LifeStyle Properties, Inc. REIT	4,859,417
50,306	Extra Space Storage, Inc. REIT	8,688,349
102,675	First Industrial Realty Trust, Inc. REIT	4,600,867
9,634	Lamar Advertising Co., Class A REIT	794,709
97,068	Life Storage, Inc. REIT	10,751,252
42,700	Mid-America Apartment Communities, Inc. REIT	6,621,489
343,022	National Storage Affiliates Trust REIT	14,262,855
230,412	Park Hotels & Resorts, Inc. REIT	2,594,439
53,232	Public Storage REIT	15,586,862
74,311	Rexford Industrial Realty, Inc. REIT	3,864,172
69,479	SBA Communications Corp. REIT	19,777,197
2	Simon Property Group, Inc. REIT	180
14,722	Terreno Realty Corp. REIT	780,119
127,701	UDR, Inc. REIT	5,326,409
28,435	Ventas, Inc. REIT	1,142,234
1	Vornado Realty Trust REIT	23

		135,447,467

Retailing – 7.4%
372,990	Amazon.com, Inc.*	42,147,870
1,486	Asbury Automotive Group, Inc.*	224,535
140,629	AutoNation, Inc.*	14,325,876

GOLDMAN SACHS U.S. TAX-MANAGED EQUITY FUND

Schedule of Investments (continued)

September 30, 2022 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Retailing – (continued)
13,147	AutoZone, Inc.*	$ 28,159,954
34,974	eBay, Inc.	1,287,393
4,651	Home Depot, Inc. (The)	1,283,397
114,116	LKQ Corp.	5,380,569
91,859	Lowe’s Cos., Inc.	17,252,039
24,470	MercadoLibre, Inc. (Brazil) *	20,255,777
45,895	Murphy USA, Inc.	12,616,994
1,394	O’Reilly Automotive, Inc.*	980,470
51,414	Penske Automotive Group, Inc.	5,060,680
58,522	Target Corp.	8,684,079
10,953	Ulta Beauty, Inc.*	4,394,234
1	Victoria’s Secret & Co.*	29

		162,053,896

Semiconductors & Semiconductor Equipment – 3.5%
218,165	Applied Materials, Inc.	17,874,258
30,344	Axcelis Technologies, Inc.*	1,837,633
32,920	Enphase Energy, Inc.*	9,134,312
43,338	First Solar, Inc.*	5,732,317
3,264	KLA Corp.	987,784
15,277	Monolithic Power Systems, Inc.	5,551,662
130,588	NVIDIA Corp.	15,852,077
106,041	ON Semiconductor Corp.*	6,609,536
13,204	Power Integrations, Inc.	849,281
11,970	QUALCOMM, Inc.	1,352,371
2,665	SolarEdge Technologies, Inc.*	616,841
63,128	Texas Instruments, Inc.	9,770,952

		76,169,024

Software & Services – 12.3%
44,829	Adobe, Inc.*	12,336,941
207,994	Clear Secure, Inc., Class A*	4,754,743
37,536	Cognizant Technology Solutions Corp., Class A	2,156,068
5,074	EPAM Systems, Inc.*	1,837,752
8,026	Euronet Worldwide, Inc.*	608,050
21,393	ExlService Holdings, Inc.*	3,152,473
395,400	Fortinet, Inc.*	19,426,002
67,085	Gartner, Inc.*	18,561,749
31,260	Intuit, Inc.	12,107,623
148,622	Maximus, Inc.	8,600,755
410,558	Microsoft Corp.	95,618,958

Shares	Description	Value

Common Stocks – (continued)
Software & Services – (continued)
160,109	NCR Corp.*	$ 3,043,672
75,324	Oracle Corp.	4,600,037
44,298	Palo Alto Networks, Inc.*	7,255,569
22,076	Paycom Software, Inc.*	7,284,859
5,663	Perficient, Inc.*	368,208
46,245	ServiceNow, Inc.*	17,462,574
70,134	Snowflake, Inc., Class A*	11,919,975
20,081	Synopsys, Inc.*	6,134,946
116,436	Toast, Inc., Class A*	1,946,810
120,549	VeriSign, Inc.*	20,939,361
43,289	Zscaler, Inc.*	7,115,413

		267,232,538

Technology Hardware & Equipment – 7.0%
782,085	Apple, Inc.	108,084,147
6,480	Arista Networks, Inc.*	731,527
537,889	Cisco Systems, Inc.	21,515,560
272,160	Hewlett Packard Enterprise Co.	3,260,477
5,221	Jabil, Inc.	301,304
94,239	Keysight Technologies, Inc.*	14,829,449
42,942	NetApp, Inc.	2,655,963
3,898	Teledyne Technologies, Inc.*	1,315,458
1	Vontier Corp.	17

		152,693,902

Transportation – 2.8%
932,018	CSX Corp.	24,828,959
241,264	Knight-Swift Transportation Holdings, Inc.	11,805,048
18,420	Norfolk Southern Corp.	3,861,753
7,053	Old Dominion Freight Line, Inc.	1,754,575
36,542	Ryder System, Inc.	2,758,556
117,838	Southwest Airlines Co.*	3,634,124
64,553	Union Pacific Corp.	12,576,215

		61,219,230

Utilities – 0.9%
26,469	Brookfield Renewable Corp., Class A	865,007
268,932	CMS Energy Corp.	15,662,600
3,186	DTE Energy Co.	366,549
68,737	NRG Energy, Inc.	2,630,565

GOLDMAN SACHS U.S. TAX-MANAGED EQUITY FUND

Schedule of Investments (continued)

September 30, 2022 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Utilities – (continued)
5,925	ONE Gas, Inc.	$ 417,061

		19,941,782

TOTAL INVESTMENTS – 98.6% (Cost $1,545,115,873)		$2,145,680,623

OTHER ASSETS IN EXCESS OF LIABILITIES – 1.4%		31,050,963

NET ASSETS – 100.0%		$2,176,731,586

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

Investment Abbreviations:
LP	— Limited Partnership
PLC	— Public Limited Company
REIT	— Real Estate Investment Trust

GOLDMAN SACHS U.S. TAX-MANAGED EQUITY FUND

Schedule of Investments (continued)

September 30, 2022 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FUTURES CONTRACTS — At September 30, 2022, the Fund had the following futures contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)

Long position contracts:
Russell 2000 E-Mini Index	15	12/16/22	$1,417,582	$(165,232)
S&P 500 E-Mini Index	67	12/16/22	13,685,547	(1,620,522)

Total Futures Contracts				$(1,785,754)

GOLDMAN SACHS TAX-ADVANTAGED EQUITY FUNDS

Schedule of Investments (continued)

September 30, 2022 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS

A. Investment Valuation — The Funds’ valuation policy is to value investments at fair value.

U.S. GAAP defines the fair value of a financial instrument as the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price); the Funds’ policy is to use the market approach. GAAP establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The level in the fair value hierarchy within which the fair value measurement in its entirety falls shall be determined based on the lowest level input that is significant to the fair value measurement in its entirety. The levels used for classifying investments are not necessarily an indication of the risk associated with investing in these investments. The three levels of the fair value hierarchy are described below:

Level 1 — Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;

Level 2 — Quoted prices in markets that are not active or financial instruments for which significant inputs are observable (including, but not limited to, quoted prices for similar investments, interest rates, foreign exchange rates, volatility and credit spreads), either directly or indirectly;

Level 3 — Prices or valuations that require significant unobservable inputs (including GSAM’s assumptions in determining fair value measurement).

The Board of Trustees (“Trustees”) has approved Valuation Procedures that govern the valuation of the portfolio investments held by the Funds, including investments for which market quotations are not readily available. With respect to the Funds’ investments that do not have readily available market quotations, the Trustees have designated the Adviser as the valuation designee to perform fair valuations pursuant to Rule 2a-5 under the Investment Company Act of 1940 (the “Valuation Designee”). GSAM has day-to-day responsibility for implementing and maintaining internal controls and procedures related to the valuation of the Funds’ investments. To assess the continuing appropriateness of pricing sources and methodologies, GSAM regularly performs price verification procedures and issues challenges as necessary to third party pricing vendors or brokers, and any differences are reviewed in accordance with the Valuation Procedures.

B. Level 1 and Level 2 Fair Value Investments — The valuation techniques and significant inputs used in determining the fair values for investments classified as Level 1 and Level 2 are as follows:

Equity Securities — Equity securities traded on a United States (“U.S.”) securities exchange or the NASDAQ system, or those located on certain foreign exchanges, including but not limited to the Americas, are valued daily at their last sale price or official closing price on the principal exchange or system on which they are traded. If there is no sale or official closing price or such price is believed by GSAM to not represent fair value, equity securities will be valued at the valid closing bid price for long positions and at the valid closing ask price for short positions (i.e. where there is sufficient volume, during normal exchange trading hours). If no valid bid/ask price is available, the equity security will be valued pursuant to the Valuation Procedures and consistent with applicable regulatory guidance. To the extent these investments are actively traded, they are classified as Level 1 of the fair value hierarchy, otherwise they are generally classified as Level 2. Certain equity securities containing unique attributes may be classified as Level 2.

Unlisted equity securities for which market quotations are available are valued at the last sale price on the valuation date, or if no sale occurs, at the last bid price for long positions or the last ask price for short positions, and are generally classified as Level 2. Securities traded on certain foreign securities exchanges are valued daily at fair value determined by an independent fair value service (if available) under the Valuation Procedures and consistent with applicable regulatory guidance. The independent fair value service takes into account multiple factors including, but not limited to, movements in the securities markets, certain depositary receipts, futures contracts and foreign currency exchange rates that have occurred subsequent to the close of the foreign securities exchange. These investments are generally classified as Level 2 of the fair value hierarchy.

Money Market Funds — Investments in the Goldman Sachs Financial Square Government Fund (“Underlying Money Market Fund”) are valued at the NAV per share of the Institutional Share class on the day of valuation. These investments are generally classified as Level 1 of the fair value hierarchy. For information regarding the Underlying Money Market Fund’s accounting policies and investment holdings, please see the Underlying Money Market Fund’s shareholder report.

GOLDMAN SACHS TAX-ADVANTAGED EQUITY FUNDS

Schedule of Investments (continued)

September 30, 2022 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Derivative Contracts — A derivative is an instrument whose value is derived from underlying assets, indices, reference rates or a combination of these factors. A Fund enters into derivative transactions to hedge against changes in interest rates, securities prices, and/or currency exchange rates, to increase total return, or to gain access to certain markets or attain exposure to other underliers. For financial reporting purposes, cash collateral that has been pledged to cover obligations of a Fund and cash collateral received, if any, is reported separately on the Statements of Assets and Liabilities as either due to broker/receivable for collateral on certain derivatives contracts. Non-cash collateral pledged by a Fund, if any, is noted in the Schedules of Investments.

Exchange-traded derivatives, including futures and options contracts, are generally valued at the last sale or settlement price on the exchange where they are principally traded. Exchange-traded options without settlement prices are generally valued at the midpoint of the bid and ask prices on the exchange where they are principally traded (or, in the absence of two-way trading, at the last bid price for long positions and the last ask price for short positions). Exchange-traded derivatives typically fall within Level 1 of the fair value hierarchy. Over-the-counter (“OTC”) and centrally cleared derivatives are valued using market transactions and other market evidence, including market-based inputs to models, calibration to market-clearing transactions, broker or dealer quotations, or other alternative pricing sources. Where models are used, the selection of a particular model to value OTC and centrally cleared derivatives depends upon the contractual terms of, and specific risks inherent in, the instrument, as well as the availability of pricing information in the market. Valuation models require a variety of inputs, including contractual terms, market prices, yield curves, credit curves, measures of volatility, voluntary and involuntary prepayment rates, loss severity rates and correlations of such inputs. For OTC and centrally cleared derivatives that trade in liquid markets, model inputs can generally be verified and model selection does not involve significant management judgment. OTC and centrally cleared derivatives are classified within Level 2 of the fair value hierarchy when significant inputs are corroborated by market evidence.

i. Futures Contracts — Futures contracts are contracts to buy or sell a standardized quantity of a specified commodity or security. Upon entering into a futures contract, a Fund deposits cash or securities in an account on behalf of the broker in an amount sufficient to meet the initial margin requirement. Subsequent payments are made or received by a Fund equal to the daily change in the contract value and are recorded as variation margin receivable or payable with a corresponding offset to unrealized gains or losses.

C. Level 3 Fair Value Investments — To the extent that significant inputs to valuation models and other alternative pricing sources are unobservable, or if quotations are not readily available, or if GSAM believes that such quotations do not accurately reflect fair value, the fair value of a Fund’s investments may be determined under Valuation Procedures approved by the Trustees. GSAM, consistent with its procedures and applicable regulatory guidance, may make an adjustment to the most recent valuation prices of either domestic or foreign securities in light of significant events to reflect what it believes to be the fair value of the securities at the time of determining a Fund’s NAV. To the extent investments are valued using single source broker quotations obtained directly from the broker or passed through from third party pricing vendors, such investments are classified as Level 3 investments.

D. Fair Value Hierarchy — The following is a summary of the Funds’ investments and derivatives classified in the fair value hierarchy as of September 30, 2022:

INTERNATIONAL TAX- MANAGED EQUITY FUND

Investment Type	Level 1	Level 2	Level 3
Assets
Common Stock and/or Other Equity Investments(a)
Africa	$—	$4,619,325	$—
Asia	1,598,960	153,138,146	—
Europe	6,856,844	303,981,783	—
North America	6,570,365	38,024,744	—
Oceania	—	54,175,905	—
South America	—	—	486,700
Securities Lending Reinvestment Vehicle	1,275,196	—	—

Total	$16,301,365	$553,939,903	$486,700

Derivative Type
Liabilities(b)
Futures Contracts	$(570,967)	$—	$—

U.S. TAX-MANAGED EQUITY FUND

Investment Type	Level 1	Level 2	Level 3
Assets
Common Stock and/or Other Equity Investments(a)
Africa	$2,497,457	$—	$—
Europe	36,522,392	—	—
North America	2,086,404,997	—	—
South America	20,255,777	—	—

Total	$2,145,680,623	$—	$—

Derivative Type
Liabilities(b)
Futures Contracts	$(1,785,754)	$—	$—

(a)	Amounts are disclosed by continent to highlight the impact of time zone differences between local market close and the calculation of NAV. Security valuations are based on the principal exchange or system on which they are traded, which may differ from country of domicile noted in table. The Fund utilizes fair value model prices provided by an independent third-party fair value service for certain international equity securities resulting in a Level 2 classification.

(b)	Amount shown represents unrealized gain (loss) at period end.

For further information regarding security characteristics, see the Schedules of Investments.

GOLDMAN SACHS TAX-ADVANTAGED EQUITY FUNDS

Schedule of Investments (continued)

September 30, 2022 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Securities Lending — Pursuant to exemptive relief granted by the Securities and Exchange Commission (“SEC”) and the terms and conditions contained therein, the Goldman Sachs International Tax-Managed Equity Fund and the Goldman Sachs U.S. Tax-Advantaged Equity Fund may lend their securities through a securities lending agent, Goldman Sachs Agency Lending (“GSAL”), a wholly-owned subsidiary of Goldman Sachs, to certain qualified borrowers including Goldman Sachs and affiliates. In accordance with the Funds’ securities lending procedures, the Funds receive cash collateral at least equal to the market value of the securities on loan. The market value of the loaned securities is determined at the close of business of the Funds, at their last sale price or official closing price on the principal exchange or system on which they are traded, and any additional required collateral is delivered to the Funds on the next business day. As with other extensions of credit, the Funds may experience delay in the recovery of their securities or incur a loss should the borrower of the securities breach its agreement with the Funds or become insolvent at a time when the collateral is insufficient to cover the cost of repurchasing securities on loan. Dividend income received from securities on loan may not be subject to withholding taxes and therefore withholding taxes paid may differ from the amounts listed in the Statements of Operations. Loans of securities are terminable at any time and as such 1) the remaining contractual maturities of the outstanding securities lending transactions are considered to be overnight and continuous and 2) the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

The Funds invest the cash collateral received in connection with securities lending transactions in the Goldman Sachs Financial Square Government Fund (“Government Money Market Fund”), an affiliated series of the Goldman Sachs Trust. The Government Money Market Fund is registered under the Act as an open end investment company, is subject to Rule 2a-7 under the Act, and is managed by GSAM, for which GSAM may receive a management fee of up to 0.16% on an annualized basis of the average daily net assets of the Government Money Market Fund.

In the event of a default by a borrower with respect to any loan, GSAL will exercise any and all remedies provided under the applicable borrower agreement to make the Funds whole. These remedies include purchasing replacement securities by applying the collateral held from the defaulting broker against the purchase cost of the replacement securities. If GSAL is unable to purchase replacement securities, GSAL will indemnify the Funds by paying the Funds an amount equal to the market value of the securities loaned minus the value of cash collateral received from the borrower for the loan, subject to an exclusion for any shortfalls resulting from a loss of value in such cash collateral due to reinvestment risk. The Funds’ master netting agreements with certain borrowers provide the right, in the event of a default (including bankruptcy or insolvency), for the non-defaulting party to liquidate the collateral and calculate net exposure to the defaulting party or request additional collateral. However, in the event of a default by a borrower, a resolution authority could determine that such rights are not enforceable due to the restrictions or prohibitions against the right of set-off that may be imposed in accordance with a particular jurisdiction’s bankruptcy or insolvency laws. The Funds’ loaned securities were all subject to enforceable Securities Lending Agreements and the value of the collateral was at least equal to the value of the cash received.

Each of the Funds and GSAL received compensation relating to the lending of the Funds’ securities.

The Funds’ risks include, but are not limited to, the following:

Derivatives Risk — The Funds’ use of derivatives may result in loss. Derivative instruments, which may pose risks in addition to and greater than those associated with investing directly in securities, currencies or other instruments, may be illiquid or less liquid, volatile, difficult to price and leveraged so that small changes in the value of the underlying instruments may produce disproportionate losses to the Funds. Derivatives are also subject to counterparty risk, which is the risk that the other party in the transaction will not fulfill its contractual obligation. The use of derivatives is a highly specialized activity that involves investment techniques and risks different from those associated with investments in more traditional securities and instruments. Losses from derivatives can also result from a lack of correlation between changes in the value of derivative instruments and the portfolio assets (if any) being hedged.

Foreign and Emerging Countries Risk — Investing in foreign markets may involve special risks and considerations not typically associated with investing in the U.S. Foreign securities may be subject to risk of loss because of more or less foreign government regulation; less public information; less stringent investor protections; less stringent accounting, corporate governance, financial reporting and disclosure standards; and less economic, political and social stability in the countries in which a Fund invests. The imposition of sanctions, exchange controls (including repatriation restrictions), confiscation of assets and property, trade restrictions (including tariffs) and other government restrictions by the U.S. or other governments, or problems with registration, settlement or custody, may also result in losses. The type and severity of sanctions and other similar measures, including counter sanctions and other retaliatory actions, that may be imposed could vary broadly in scope, and their impact is impossible to predict. For example, the imposition of sanctions and other similar measures could, among other things, cause a decline in the value and/or liquidity of securities issued by the sanctioned country or companies located in or economically tied to the sanctioned country and increase market volatility and disruption in the sanctioned country and throughout the world. Sanctions and other similar measures could limit or prevent a Fund from buying and selling securities (in the sanctioned country and other markets), significantly delay or prevent the settlement of securities transactions, and significantly impact a Fund’s liquidity and performance. Foreign risk also involves the risk of negative foreign currency rate fluctuations, which may cause the value of securities denominated in such foreign currency (or other instruments through which a Fund has exposure to foreign currencies) to decline in value. Currency exchange rates may fluctuate significantly over short periods of time. To the extent that a Fund also invests in securities of issuers located in, or economically tied to, emerging markets, these risks may be more pronounced.

Foreign Custody Risk — A Fund invests in foreign securities, and as such the Fund may hold such securities and cash with foreign banks, agents, and securities depositories appointed by the Fund’s custodian (each a “Foreign Custodian”). Some foreign custodians may be recently organized or new to the foreign custody business. In some countries, Foreign Custodians may be subject to little or no regulatory oversight over, or independent evaluation of, their operations. Further, the laws of certain countries may place limitations on a Fund’s ability to recover its assets if a Foreign Custodian enters bankruptcy. Investments in emerging markets may be subject to even greater custody risks than investments in more developed markets. Custody services in emerging market countries are very often undeveloped and may be considerably less well regulated than in more developed countries, and thus may not afford the same level of investor protection as would apply in developed countries.

GOLDMAN SACHS TAX-ADVANTAGED EQUITY FUNDS

Schedule of Investments (continued)

September 30, 2022 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Large Shareholder Transactions Risk — A Fund may experience adverse effects when certain large shareholders, such as other funds, institutional investors (including those trading by use of non-discretionary mathematical formulas), financial intermediaries (who may make investment decisions on behalf of underlying clients and/or include a Fund in their investment model), individuals, accounts and Goldman Sachs affiliates, purchase or redeem large amounts of shares of a Fund. Such large shareholder redemptions, which may occur rapidly or unexpectedly, may cause a Fund to sell portfolio securities at times when it would not otherwise do so, which may negatively impact a Fund’s NAV and liquidity. These transactions may also accelerate the realization of taxable income to shareholders if such sales of investments resulted in gains, and may also increase transaction costs. In addition, a large redemption could result in a Fund’s current expenses being allocated over a smaller asset base, leading to an increase in the Fund’s expense ratio. Similarly, large Fund share purchases may adversely affect a Fund’s performance to the extent that the Fund is delayed in investing new cash or otherwise maintains a larger cash position than it ordinarily would.

Liquidity Risk — A Fund may make investments that are illiquid or that may become less liquid in response to market developments or adverse investor perceptions. Illiquid investments may be more difficult to value. Liquidity risk may also refer to the risk that a Fund will not be able to pay redemption proceeds within the allowable time period or without significant dilution to remaining investors’ interests because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. To meet redemption requests, a Fund may be forced to sell investments at an unfavorable time and/or under unfavorable conditions. If a Fund is forced to sell securities at an unfavorable time and/or under unfavorable conditions, such sales may adversely affect the Fund’s NAV and dilute remaining investors’ interests. These risks may be more pronounced in connection with a Fund’s investments in securities of issuers located in emerging market countries. Redemptions by large shareholders may have a negative impact on a Fund’s liquidity.

Market and Credit Risks — In the normal course of business, a Fund trades financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the market (market risk). The value of the securities in which a Fund invests may go up or down in response to the prospects of individual companies, particular sectors or governments and/or general economic conditions throughout the world due to increasingly interconnected global economies and financial markets. Events such as war, acts of terrorism, social unrest, natural disasters, the spread of infectious illness or other public health threats could also significantly impact a Fund and its investments. Additionally, a Fund may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Fund has unsettled or open transactions defaults.